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                        EXCELSIOR INSTITUTIONAL SHARES


                         EXCELSIOR INSTITUTIONAL TRUST

                           INTERNATIONAL EQUITY FUND
                                 (the "Fund")

                         Supplement dated May 26, 2000
                      to Prospectus dated August 1, 1999


        The following disclosure supplements the information found on page 15 of the Fund's prospectus under the caption "Annual Fund Operating Expenses:"

            A redemption fee of 2% of the value of shares redeemed will be imposed on shares in the Fund redeemed or exchanged 30 days or less after their date of purchase.

        The following disclosure supplements the information found on page 20 under the caption "How to Sell Your Fund Shares:"

            Effective June 1, 2000, a redemption fee of 2% of the value of the shares redeemed or exchanged will be imposed on shares in the International Equity Fund redeemed or exchanged 30 days or less after their date of purchase. The redemption fee is intended to limit short-term trading in the Fund or, to the extent that short-term trading persists, to impose the costs of that type of activity on the shareholders who engage in it. The redemption fee will be paid to the Fund. The Fund reserves the right, at its discretion, to waive, modify or terminate the redemption fee. No redemption fees will be charged on redemptions and exchanges that occur as a result of (i) a bona fide investment policy committee decision of a recognized financial institution with respect to an asset allocation program; (ii) shares acquired through the reinvestment of dividends or capital gains distributions; or (iii) shares redeemed as part of a systematic withdrawal plan that represent 4% or less of the investor's investment subject to the plan account. For purposes of omnibus accounts, the redemption fee will be determined at the sub-account level.

        The following disclosure supplements the information found on page 21 of the Fund's prospectus under the caption "How to Exchange Your Shares:"

            Effective June 1, 2000, a redemption fee in the amount of 2% will be charged on the value of shares of the International Equity Fund exchanged 30 days or less after their date of purchase. See "How to Sell Your Fund Shares."





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                             EXCELSIOR FUNDS, INC.

                              INTERNATIONAL FUND
                              LATIN AMERICA FUND
                               PACIFIC/ASIA FUND
                               PAN EUROPEAN FUND
                             EMERGING MARKETS FUND
                                 (the "Funds")


                         Supplement dated May 26, 2000
                      to Prospectus dated August 1, 1999


        The following disclosure supplements the information found on page 17 of the Funds' prospectus under the caption "How to Sell Your Fund Shares:"

        Effective June 1, 2000, a redemption fee of 2% of the value of the shares redeemed or exchanged will be imposed on shares in a Fund redeemed or exchanged 30 days or less after their date of purchase. The redemption fee is intended to limit short-term trading in the Funds or, to the extent that short-term trading persists, to impose the costs of that type of activity on the shareholders who engage in it. The redemption fee will be paid to the appropriate fund. Each Fund reserves the right, at its discretion, to waive, modify or terminate the redemption fee. No redemption fees will be changed on redemptions or exchanges of shares that occur as a result of (i) a bona fide investment policy committee decision of a recognized financial institution with respect to an asset allocation program; (ii) shares acquired through the reinvestment of dividends or capital gains distributions; or (iii) shares redeemed as part of a systematic withdrawal plan that represent 4% or less of the investor's investment subject to the plan account. For purposes of omnibus accounts, the redemption fee will be determined at the sub-account level.


        With respect to the International Fund, the following disclosure supplements the information found on page 5 of the Fund's prospectus under the caption "Annual Fund Operating Expenses:"

        A redemption fee of 2% of the value of the shares redeemed will be imposed on shares in the Fund redeemed or exchanged 30 days or less after their date of purchase.

        With respect to the Latin America Fund, the following disclosure supplements the information found on page 7 of the Fund's prospectus under the caption "Annual Fund Operating Expenses:"

        A redemption fee of 2% of the value of the shares reedemed will be imposed on shares in the Fund redeemed or exchanged 30 days or less after their date of purchase.


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        With respect to the Pacific/Asia Fund, the following disclosure supplements the information found on page 9 of the Fund's prospectus under the caption "Annual Fund Operating Expenses:"

        A redemption fee of 2% of the value of the shares redeemed will be imposed on shares in the Fund redeemed or exchanged 30 days or less after their date of purchase.

        With respect to the Pan European Fund, the following disclosure supplements the information found on page 11 of the Fund's propectus under the caption "Annual Fund Operating Expenses:"

        A redemption fee of 2% of the value of the shares redeemed will be imposed on shares in the Fund redeemed or exchanged 30 days or less after their date of purchase.

        With respect to the Emerging Markets Fund, the following disclosure supplements the information found on page 13 of the Fund's prospectus under the caption "Annual Fund Operating Expenses:"

        A redemption fee of 2% of the value of the shares redeemed will be imposed on shares in the Fund redeemed or exchanged 30 days or less after their date of purchase.

        The following disclosure supplements the information found on page 18 of the Funds' prospectus under the caption "How to Exchange Your Shares:"

        Effective June 1, 2000, a redemption fee of 2% will be charged on the value of shares exchanged 30 days or less after their date of purchase. See "How to Sell Your Shares."


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